Note 16 - Financial Instruments (Details Textual)		3 Months Ended	12 Months Ended
	Sep. 30, 2023 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Oct. 12, 2021 USD ($)	Oct. 17, 2014
Impairment, Long-Lived Asset, Held-for-Use	$ 13,800,000
Depreciation			$ 22,835,469	$ 18,522,217	$ 7,203,198
Property, Plant and Equipment, Net, Total		$ 267,626,155	267,626,155	$ 216,570,426
MV Jonathan P [Member]
Impairment, Long-Lived Asset, Held-for-Use			13,800,000
Depreciation		200,000
Property, Plant and Equipment, Net, Total		$ 6,900,000	$ 6,900,000
Interest Rate Swap [Member] | Eurobank [Member]
Derivative, Number of Instruments Held, Total		1	1				1
Derivative, Notional Amount		$ 20,000,000	$ 20,000,000			$ 10,000,000